Accrued compensation due executive officers and board of directors (Details) - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Compensation Related Costs [Abstract]
Employee-related Liabilities, Current	$ 414,898	$ 381,873
Accrued Paid Time Off and Payroll Taxes	$ 64,133	$ 70,333